Organization and Basis of Presentation WNRL Acquisition (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Oct. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Feb. 27, 2017
Incentive Distribution, Distribution		$ 38.0	$ 12.5
Common units issued (units)		108,075,130	102,981,495	5,000,000
Subsequent Event | WNRL Merger
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	0.4921
Subsequent Event | Western Refining Logistics | WNRL Merger
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	0.5233
Subsequent Event | Andeavor [Member] | WNRL Merger
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	0.4639
Subsequent Event | Minimum
Incentive Distribution, Distribution	$ 60.0
Subsequent Event | Maximum [Member]
Incentive Distribution, Distribution	$ 160.0
IDR/GP Transaction | Subsequent Event
Common units issued (units)	78,000,000